Leases - Other information related to leases (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases		$ 2,495,972
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$ 1,305,448	$ 4,095,709
Weighted average remaining lease term (years):
Operating leases		2 years 2 months 26 days
Weight average discount rate:
Operating leases		6.50%